As filed with the Securities and Exchange Commission on February 14, 2018

Securities Act File No. 333-174323

Investment Company Act File No. 811-22558

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 35	☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 37	☒

(Check appropriate box or boxes)

Brookfield Investment Funds

(Exact Name of Registrant as Specified in Charter)

Brookfield Place, 250 Vesey Street

New York, New York 10281-1023

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (855) 777-8001

Brian F. Hurley, Esq.

Brookfield Investment Management Inc.

Brookfield Place, 250 Vesey Street

New York, New York 10281-1023

(Name and Address of Agent for Service)

Copies to:

Alexis I. Rieger, Esq.	Michael R. Rosella, Esq.
Brookfield Investment Management Inc.	Paul Hastings LLP
Brookfield Place 250 Vesey Street	200 Park Avenue New York, New York 10166
New York, New York 10281-1023

Approximate Date Of Proposed Public Offering: As soon as practicable after the effective date of this registration statement.

It is proposed that this filing will become effective: (check appropriate box)

☒ immediately upon filing pursuant to paragraph (b)

☐ on (date) pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a) (1)

☐ on (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 35 to the Registration Statement of Brookfield Investment Funds (the “Trust”) on Form N-1A hereby incorporates Parts A, B and C from the Trust’s PEA No. 34 on Form N-1A filed on January 31, 2018. This PEA No. 35 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 34 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, BROOKFIELD INVESTMENT FUNDS, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 35 to its Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 35 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 14th day of February, 2018.

BROOKFIELD INVESTMENT FUNDS

By:	/s/ Brian F. Hurley
Brian F. Hurley
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 35 to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

SIGNATURE	CAPACITY	DATE

/s/ Brian F. Hurley	President (Principal Executive Officer)	February 14, 2018
Brian F. Hurley

/s/ Heather S. Goldman*	Trustee	February 14, 2018
Heather S. Goldman

/s/ David Levi*	Trustee	February 14, 2018
David Levi

/s/ Angela W. Ghantous	Treasurer (Principal Financial and	February 14, 2018
Angela W. Ghantous	Accounting Officer)

/s/ Edward A. Kuczmarski*	Trustee	February 14, 2018
Edward A. Kuczmarski

/s/ Stuart A. McFarland*	Trustee	February 14, 2018
Stuart A. McFarland

/s/ Louis P. Salvatore*	Trustee	February 14, 2018
Louis P. Salvatore

*By:	/s/ Brian F. Hurley
Brian F. Hurley
Attorney-In-Fact, pursuant to Power of Attorney

Exhibit List

Exhibit	Exhibit No.
Instance Document	EX-101.INS

Schema Document	EX-101.SCH

Calculation Linkbase Document	EX-101.CAL

Definition Linkbase Document	EX-101.DEF

Label Linkbase Document	EX-101.LA

Presentation Linkbase Document	EX-101.PRE